SIX CIRCLES TRUST

383 Madison Avenue

New York, NY 10179

May 2, 2019

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Six Circles Trust (the “Trust”)
File Nos. 333-225588 and 811-23325

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 10 to the Trust’s registration statement, filed electronically on April 30, 2019.

If you have any questions, please call the undersigned at (212) 464-0642.

Sincerely,

/s/ Abby Ingber
Abby Ingber
Secretary